UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Address of principal executive offices)

(Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Portfolio Sort by Sector(Annual Report & N-Q)

As of 06/30/2008

06/30/2008 Prices

UPRIGHT GROWTH FUND

615 West Mt. Pleasant Ave

Livingston, NJ  07039

Description	Quantity	Current Value	Weight

Equities
Bank
Washington Mutual Inc	23000	113390	1.73%

Biotechnology
Amgen Incorporated*	5100	240516	3.67%
Genetech Inc*	2000	151800	2.32%
		392316	5.99%

Computer
Apple Computer Inc*	1500	251160	3.83%
Dell Inc*	3000	65640	1.00%
		316800	4.83%

Diversified Company
General Electric Company	2000	53380	0.82%
Manitowoc Company Inc	12000	390360	5.96%
		443740	6.78%

Electronic
Au Optronics Corp Adr	8000	126720	1.93%
Corning Inc	15000	345750	5.28%
Vishay Intertechnology*	10000	88700	1.35%
		561170	8.56%
Energy
El Paso Corporation	2000	43480	0.66%

Financial Service
Advanta Corp Cl A Vtg	58395	320589	4.89%
Citigroup Inc	6000	100560	1.54%
		421149	6.43%

Food
Starbucks Corp*	14000	220360	3.36%

Healthcare
Unitedhealth Group Inc	11300	296625	4.53%

Industrial Service
Allied Waste Industries*	3000	37860	0.58%

Information Services
Moodys Corp	1000	34440	0.53%

Insurance
American Intl Group Inc	2000	52920	0.81%

Internet
Google Inc*	300	157926	2.41%

Medical
Biovail Corp	14000	135100	2.06%
Pfizer Incorporated	20000	349400	5.33%
		484500	7.39%

Networks
Cisco Systems Inc*	1900	44194	0.68%
Retail
Coach Inc*	7000	202160	3.09%
Timberland Co Cl A*	4000	65400	1.00%
		267560	4.09%

Semiconductor
Himax Technologies Adr*	55000	281600	4.30%
Intel Corp	3000	64440	0.98%
Lsi Logic Corp*	17000	104380	1.59%
Silcon Motion Technology*	66000	953700	14.56%
Taiwan Semiconductr Adrf	2869	31300	0.48%
Texas Instruments Inc	3500	98560	1.50%
		1533980	23.41%

Software & Services
Oracle Corporation*	10000	210000	3.21%

Storage Technology
E M C Corp Mass*	11000	161590	2.47%
Sandisk Corp*	18000	336600	5.13%
		498190	7.60%

Telecommunication
Nokia Corp Spon Adr	7000	171500	2.62%
		6302100	96.20%

Cash and Money Funds
CASH		248918	3.80%
		6551018	100.00%

NOTES TO FINANCIAL STATEMENTS
Upright Growth Fund
1. SECURITY TRANSACTIONS

At June 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $7,503,479 amounted to $1,201,379 which consisted of aggregate gross unrealized appreciation of $449,067 and aggregate gross unrealized depreciation of ($1,650,446).

* Non-Income producing securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: August 25, 2008

By : /s/ Wellman Wu

Wellman Wu

Chief Financial Officer

Date: August 25, 2008

* Print the name and title of each signing officer under his or her signature.